Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	May 19, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000183992
Account Value [Line Items]
Account Value	$ 13,996	$ 13,944	$ 13,694	$ 13,404	$ 12,988	$ 12,757	$ 12,209	$ 12,151	$ 11,565	$ 11,526	$ 11,163	$ 11,298	$ 11,695	$ 12,530	$ 12,754	$ 12,889	$ 12,694	$ 12,485	$ 12,224	$ 11,833	$ 11,141	$ 11,412	$ 11,348	$ 11,151	$ 10,772	$ 10,641	$ 10,290	$ 10,498	$ 10,268	$ 10,374	$ 10,334	$ 10,198	$ 10,036	$ 10,000
C000183993
Account Value [Line Items]
Account Value	15,683	15,631	15,357	15,037	14,576	14,321	13,711	13,652	12,997	12,958	12,556	12,728	13,150	14,111	14,369	14,527	14,313	14,082	13,793	13,357	12,580	12,891	12,823	12,605	12,193	12,037	11,656	11,896	11,640	11,765	11,724	11,572	11,396		$ 11,190	$ 10,644	$ 10,478	$ 9,933	$ 9,358	$ 9,509	$ 9,649	$ 10,000
C000183994
Account Value [Line Items]
Account Value	806,500	803,305	788,616	771,618	748,253	733,770	701,911	699,246	665,166	661,915	641,629	649,250	671,204	719,176	731,144	739,427	727,941	715,629	700,398	677,677	638,340	653,058	649,137	638,287	616,304	608,588	588,229	599,990	586,595	592,485	589,982	581,863	572,556		561,744	533,863	525,196	497,634	469,079	476,228	482,857	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,120	11,152	11,035	11,049	10,544	10,540	10,325	10,298	10,408	10,200	10,204	10,422	10,636	11,299	11,708	11,778	11,589	11,605	11,844	11,788	11,636	11,447	11,040	11,071	10,635	10,250	9,965	10,049	9,995	9,935	10,100	10,156	10,032	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462		10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	579,783	581,460	575,355	576,100	549,772	549,541	538,344	536,923	542,687	531,845	532,067	543,407	554,570	589,119	610,445	614,130	604,252	605,119	617,569	614,648	606,708	596,862	575,640	577,278	554,499	534,426	519,572	523,977	521,144	518,006	526,640	529,534	523,104		515,403	510,240	526,938	514,974	508,211	499,395	497,271	500,000
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Account Value	14,404	14,319	14,093	13,785	13,181	13,010	12,507	12,257	11,855	11,723	11,515	11,452	11,875	12,407	12,634	12,786	12,501	12,308	11,990	11,596	10,858	11,341	11,283	11,191	10,825	10,708	10,294	10,500	10,274	10,271	10,272	10,168	10,044	$ 10,000
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Account Value	16,182	16,086	15,833	15,487	14,808	14,616	14,051	13,770	13,319	13,171	12,936	12,866	13,341	13,939	14,194	14,364	14,044	13,828	13,470	13,028	12,198	12,741	12,676	12,573	12,162	12,030	11,565	11,797	11,542	11,539	11,540	11,423	11,284		11,082	10,560	10,501	9,912	9,062	9,408	9,614	10,000
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Account Value	$ 809,091	$ 804,323	$ 791,637	$ 774,352	$ 740,411	$ 730,793	$ 702,568	$ 688,482	$ 665,936	$ 658,534	$ 646,824	$ 643,280	$ 667,063	$ 696,936	$ 709,709	$ 718,204	$ 702,204	$ 691,379	$ 673,495	$ 651,382	$ 609,922	$ 637,057	$ 633,811	$ 628,627	$ 608,082	$ 601,519	$ 578,238	$ 589,827	$ 577,122	$ 576,951	$ 576,989	$ 571,158	$ 564,185		$ 554,117	$ 528,004	$ 525,047	$ 495,582	$ 453,098	$ 470,378	$ 480,703	$ 500,000